Share-based Compensation (Detail Textuals 1) - CNY (¥) ¥ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 15, 2018	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense			¥ 71.2
Unrecognized compensation expenses related to unvested awards granted			77.0
TuanChe Limited Share Incentive Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares shall replaced with options		15,473,653
Number of share options replaced with restricted shares		13,740,480
Incremental value recognized as expenses for vested share options	¥ 10.7
Incremental value recognized as expenses for unvested share options	¥ 3.7
TuanChe Limited Share Incentive Plan (the "Plan") | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
TuanChe Limited Share Incentive Plan (the "Plan") | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
TuanChe Limited Share Incentive Plan (the "Plan") | Best Cars Limited ("Best Cars")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	38,723,321
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense			¥ 0.6
Weighted average period			2 years 11 months 19 days
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted	10,666,704
Total fair value of restricted shares granted	¥ 109.0
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years